Environmental Liabilities - Schedule of Movements in Environmental Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	CAD 239	CAD 266
Interest accretion	10	11
Expenditures	(19)	(18)
Revaluation adjustment	(23)	(20)
Environmental liabilities, Ending balance	207	239
Environmental liabilities:
Environmental liabilities	239	266	CAD 207	CAD 239
Less: current portion			22	18
Environmental liabilities non current portion			185	221
PCB [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	172	201
Interest accretion	8	9
Expenditures	(8)	(5)
Revaluation adjustment	(24)	(33)
Environmental liabilities, Ending balance	148	172
Environmental liabilities:
Environmental liabilities	172	201	148	172
Less: current portion			12	8
Environmental liabilities non current portion			136	164
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Environmental liabilities, Beginning balance	67	65
Interest accretion	2	2
Expenditures	(11)	(13)
Revaluation adjustment	1	13
Environmental liabilities, Ending balance	59	67
Environmental liabilities:
Environmental liabilities	CAD 67	CAD 65	59	67
Less: current portion			10	10
Environmental liabilities non current portion			CAD 49	CAD 57